17. LEASES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PresentationOfLeasesForLesseeLineItems [Line Items]
Right of use asset	R$ 2,272,469	R$ 2,299,942	R$ 217,516
Lease liability	2,536,681	R$ 2,431,180	R$ 241,809
Other operating income	23,849
Buildings class [member]
PresentationOfLeasesForLesseeLineItems [Line Items]
Right of use asset	13,473
Lease liability	R$ 36,245